Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following (in thousands):

	As of December 31,
	2015	2014
Prepaid expenses and advances	$3,033	$2,285
Security deposit	228	211
Interest receivable on marketable securities	361	537
Other current assets	150	443
Total	$3,772	$3,476